Note 4 - Land (Details Textual)				3 Months Ended		12 Months Ended
	Dec. 04, 2017 USD ($) a	Oct. 05, 2017 USD ($)	Jul. 31, 2014 USD ($) a	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)
Area of Land | a	5		5
Payments to Acquire Land Held-for-use			$ 2,250,809
Land						$ 1,611,312
Assets Held-for-sale, Not Part of Disposal Group, Noncurrent						1,611,312
Gain (Loss) on Disposition of Property Plant Equipment				$ (2,861)
Repayments of Notes Payable					227,904	227,904	$ 0
Interest Paid, Net				54,040	$ 164,450	$ 396,841	$ 151,925
Unrelated Party [Member] | Construction Loans [Member]
Repayments of Notes Payable	$ 601,363
Debt Instrument, Face Amount	800,000
Loan Secured by Land [Member]
Repayments of Notes Payable	990,000			$ 990,000
Interest Paid, Net	17,088
Land [Member]
Gain (Loss) on Disposition of Property Plant Equipment	$ (2,861)
Parcel of Land in Denver, Colorado [Member]
Proceeds from Sale of Land Held-for-use		$ 1,760,000